Note Payable (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 18, 2021
Amount borrowed			$ 270,000
Interest rate	7.00%	7.00%	7.00%
Promissory notes balance	$ 270	$ 270
Promissory Note [Member]
Interest expense	621	621
Interest payable	621	621
Promissory notes balance	$ 270,000	$ 270,000